As filed with the Securities and Exchange Commission on May 6, 2015
1933 Act Registration Number – 333-176060
1940 Act Registration Number – 811-05617

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
Post-Effective Amendment No. 10
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
Amendment No. 11

SCM Trust
(Exact Name of Registrant as Specified in Charter)

1050 17th Street #1710
Denver, CO 80202
(Address of Principal Office)

Telephone Number: (415) 398-2727
Stephen C. Rogers
1050 17th Street #1710
Denver, CO 80202
(Name and Address of Agent for Service)

With copy to:
Timothy S. Johnson
Reed Smith LLP
225 Fifth Avenue
Pittsburgh, Pennsylvania 15222
Telephone Number: (412) 288-1484

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to Rule 485(b)
[ ]	on _________ pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on _________ pursuant to Rule 485(a)

EXPLANATORY NOTE

This Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 9 filed April 26, 2016 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, the State of Colorado, on May 6, 2016.

SCM Trust
(Registrant)

By /s/ Stephen C. Rogers
Stephen C. Rogers, Chairman of the Board and Trustee*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers*	Chairman of the Board and Trustee	May 6, 2016
Stephen C. Rogers

/s/ Kevin T. Kogler*	Trustee	May 6, 2016
Kevin T. Kogler

/s/ Marco Quazzo*	Trustee	May 6, 2016
Marco Quazzo

/s/ Stephen H. Sutro*	Trustee	May 6, 2016
Stephen H. Sutro

* Signed by Teresa Axelson pursuant to Powers of Attorney previously filed as an exhibit to the Fund's registration statement filed on Form N-1A on March 31, 2016.

 EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase